Property, Furniture and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Furniture and Equipment
11.	Property, Furniture and Equipment
The movement of property, furniture and equipment and the respective accumulated depreciation for the years ended December 31, 2024, 2023 and 2022 is as follows:

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Cost
Balances as of January 1, 2022		232,770	766,082	319,094	1,364	19,575	158,294	1,497,179
Additions		522	27,993	25,765	4	4,581	27,676	86,541
Business combination balances	1.C.iii & iv	150,085	958,868	133,817	455	4,421	4,749	1,252,395
Reclassifications to intangible assets		—	—	—	—	—	(306)	(306)
Reclassifications from right-of-use asset (c)		—	—	5,143	—	—	—	5,143
Transfers		—	151,521	2,998	—	2,069	(156,588)	—
Write-off (e)		—	(715)	(3,343)	—	(177)	—	(4,235)
Disposals		—	—	(628)	(608)	(115)	—	(1,351)
Exchange difference		(24,242)	(111,812)	(35,180)	(35)	(2,263)	(9,625)	(183,157)

Balances as of December 31, 2022		359,135	1,791,937	447,666	1,180	28,091	24,200	2,652,209

Balances as of January 1, 2023		359,135	1,791,937	447,666	1,180	28,091	24,200	2,652,209
Additions (a)		—	24,634	46,207	819	6,240	45,111	123,011
Business combination balances	1.C.i & ii	—	—	185	104	69	—	358
Reclassifications to intangible assets		—	—	11	—	—	(1,344)	(1,333)
Reclassifications from right-of-use asset (c)		—	—	8,169	126	—	—	8,295
Transfers		—	15,708	(80)	(4)	59	(15,683)	—
Write-off (e)		—	(118)	(7,480)	(111)	(198)	—	(7,907)
Disposals		(1,127)	(75)	(127)	(342)	(353)	—	(2,024)
Exchange difference		36,637	199,388	45,777	2	3,236	2,567	287,607

Balances as of December 31, 2023		394,645	2,031,474	540,328	1,774	37,144	54,851	3,060,216

Balances as of January 1, 2024		394,645	2,031,474	540,329	1,774	37,144	54,850	3,060,216
Additions (a)		—	21,705	51,124	153	2,588	23,839	99,409
Reclassifications from intangible assets		—	—	63	—	—	—	63
Reclassifications from right-of-use asset (c)		—	—	6,515	—	—	—	6,515
Transfers		—	7,208	18,292	—	2,785	(28,285)	—
Write-off (e)		—	(262)	(8,913)	—	(493)	(17)	(9,685)
Disposals		—	—	(1)	(195)	(18)	—	(214)
Exchange difference		(38,121)	(219,597)	(44,603)	(72)	(3,522)	(3,892)	(309,807)

Balances as of December 31, 2024		356,524	1,840,528	562,806	1,660	38,484	46,495	2,846,497

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Accumulated depreciation
Balances as of January 1, 2022		—	(111,547)	(144,659)	(864)	(7,891)	—	(264,961)
Additions (d)		—	(29,464)	(53,377)	(119)	(2,350)	—	(85,310)
Reclassifications from right-of-use asset (c)		—	—	(2,568)	—	—	—	(2,568)
Write-off (e)		—	576	2,441	—	75	—	3,092
Disposals		—	—	588	475	115	—	1,178
Exchange difference		—	3,626	12,446	(22)	454	—	16,504

Balances as of December 31, 2022		—	(136,809)	(185,129)	(530)	(9,597)	—	(332,065)

Balances as of January 1, 2023		—	(136,809)	(185,129)	(530)	(9,597)	—	(332,065)
Additions (d)		—	(52,062)	(76,236)	(259)	(3,885)	—	(132,442)
Reclassifications from right-of-use asset (c)		—	—	(5,239)	(100)	—	—	(5,339)
Write-off (e)		—	23	5,628	111	79	—	5,841
Disposals		—	56	111	312	—	—	479
Exchange difference		—	(5,620)	(17,342)	75	(663)	—	(23,550)

Balances as of December 31, 2023		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)

Balances as of January 1, 2024		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)
Additions (d)		—	(51,953)	(58,778)	(359)	(4,147)	—	(115,237)
Reclassifications from right-of-use asset (c)		—	—	(3,944)	—	—	—	(3,944)
Write-off (e)		—	203	4,595	—	347	—	5,145
Disposals		—	—	1	143	—	—	144
Exchange difference		—	11,176	22,605	(69)	882	—	34,594

Balances as of December 31, 2024		—	(234,986)	(313,728)	(676)	(16,984)	—	(566,374)

Net carrying amount
Balances as of December 31, 2022		359,135	1,655,128	262,537	650	18,494	24,200	2,320,144

Balances as of December 31, 2023		394,645	1,837,062	262,121	1,383	23,078	54,851	2,573,140

Balances as of December 31, 2024		356,524	1,605,542	249,078	984	21,500	46,495	2,280,123

Auna S.A. and Subsidiaries
Notes to the Consolidated Financial Statements
December 31, 2024, 2023 and 2022

(a)	In 2024, the Group acquired medical equipment for S/ 51,124 thousand to expand the clinical services (S/ 46,207 thousand and S/ 25,765 thousand in 2023 and 2022, respectively).
In addition during 2024, the infrastructure includes S/ 8,168 thousand of costs incurred for the expansion of the Peruvian clinics, S/ 6,998 thousand of the Colombia clinics and S/ 6,539 thousand of the OCA Hospital in Mexico (S/ 9,361 thousand of costs incurred for the Peruvian clinics, S/ 5,902 thousand of the Colombia clinics, S/ 9,371 thousand of the OCA Hospital in México during 2023 and S/ 12,322 thousand of costs incurred for the Peruvian clinics, S/ 5,489 thousand of the Colombia clinics and S/ 626 thousand of the OCA Hospital in Mexico during 2022).
Also, the additions in 2022 to infrastructure include S/ 9,556 thousand of costs incurred for the construction of the radiotherapy unit, offices and parking of the Clínica Chiclayo completed on October 2022.

(b)
As of December 31, 2024, 2023 and 2022, the additions of constructions in progress amounted to S/ 23,839 thousand. This includes cost of projects related to the remodeling of the Peruvian clinics for an amount of S/ 8,020, Colombia clinics for an amount of S/ 1,311 and OCA Hospital in México for an amount of S/ 14,508.

(c)	Corresponds to transfers from right-of-use as a consequence of the termination of the lease agreement with option to purchase.
(d)	The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2024	2023	2022
Cost of sales and services	21	95,193	113,360	73,583
Administrative expenses	21	20,044	19,082	11,727

		115,237	132,442	85,310

(e)
The
write-off
corresponds mainly to the physical inventory of fixed assets of the Group in 2024 with a cost of S/ 1,457 thousand (S/ 4,220 thousand in 2023) and accumulated depreciation of S/ 907 thousand (S/ 3,805 thousand in 2023).